Vident U.S. Equity Strategy ETFTM
Schedule of Investments
May 31, 2023 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.6%
		Communication Services - 6.8%
64,113		Activision Blizzard, Inc. (a)	$5,141,863
23,267		Alphabet, Inc. - Class A (a)	2,858,816
4,919		Charter Communications, Inc. - Class A (a)	1,604,332
22,446		Electronic Arts, Inc.	2,873,088
49,802		Iridium Communications, Inc.	2,990,112
10,536		Madison Square Garden Sports Corporation	1,861,184
12,172		Meta Platforms, Inc. - Class A (a)	3,222,172
5,810		Netflix, Inc. (a)	2,296,286
32,046		New York Times Company - Class A	1,135,069
7,248		Nexstar Media Group, Inc.	1,093,868
55,391		Pinterest, Inc. - Class A (a)	1,326,061
31,384		Shutterstock, Inc.	1,561,982
35,883		World Wrestling Entertainment, Inc. - Class A	3,635,666
81,706		Yelp, Inc. (a)	2,737,151
			34,337,650
		Consumer Discretionary - 11.9%
7,035		Airbnb, Inc. - Class A (a)	772,232
1,982		AutoZone, Inc. (a)	4,730,717
8,265		Cavco Industries, Inc. (a)	2,057,820
3,335		Chipotle Mexican Grill, Inc. (a)	6,925,094
7,691		Deckers Outdoor Corporation (a)	3,653,225
3,660		Dillards, Inc. - Class A	1,007,634
26,889		Grand Canyon Education, Inc. (a)	2,816,892
24,437		Lowe’s Companies, Inc.	4,915,014
28,916		Marriott International, Inc. - Class A	4,851,816
1,869		McDonalds Corporation	532,870
474		NVR, Inc. (a)	2,632,700
7,400		O’Reilly Automotive, Inc. (a)	6,684,494
35,878		Skyline Champion Corporation (a)	2,085,588
68,885		Steven Madden, Ltd.	2,149,901
39,505		Tesla, Inc. (a)	8,056,255
49,290		The Buckle, Inc.	1,513,696
5,920		Ulta Beauty, Inc. (a)	2,426,193
19,751		Williams-Sonoma, Inc.	2,241,936
			60,054,077
		Consumer Staples - 6.3%
104,403		Altria Group, Inc.	4,637,581
50,340		Cal-Maine Foods, Inc.	2,393,667
22,389		Medifast, Inc.	1,762,014
69,641		PepsiCo, Inc.	12,699,037
70,328		Procter & Gamble Company	10,021,740
			31,514,039
		Energy - 5.4%
75,453		Chevron Corporation	11,364,731
93,079		Devon Energy Corporation	4,290,942
110,644		Exxon Mobil Corporation	11,305,604
			26,961,277
		Financials - 13.9%
15,510		Affiliated Managers Group, Inc.	2,157,286
28,266		American Express Company	4,481,857
5,562		American Financial Group, Inc.	624,446
7,247		Ameriprise Financial, Inc.	2,163,012
53,499		Bank OZK	1,849,995
7,206		BlackRock, Inc.	4,738,305
32,053		East West Bancorp, Inc.	1,533,736
78,574		Equitable Holdings, Inc.	1,928,206
10,962		Evercore, Inc. - Class A	1,183,348
79,153		Federated Hermes, Inc.	2,725,238
6,422		Fiserv, Inc. (a)	720,484
50,432		Hancock Whitney Corporation	1,842,281
30,395		Marsh & McLennan Companies, Inc.	5,263,806
27,736		Mastercard, Inc. - Class A	10,124,195
178,580		MGIC Investment Corporation	2,700,130
7,338		MSCI, Inc.	3,452,749
16,273		Piper Sandler Companies	2,072,692
22,529		Principal Financial Group, Inc.	1,474,748
106,285		Regions Financial Corporation	1,835,542
38,874		SEI Investments Company	2,199,491
171,611		SLM Corporation	2,618,784
11,159		Virtus Investment Partners, Inc.	2,128,914
44,609		Visa, Inc. - Class A	9,859,927
			69,679,172
		Health Care - 14.7%
97,481		Abbott Laboratories	9,943,062
22,608		AbbVie, Inc.	3,119,000
26,244		Bristol-Myers Squibb Company	1,691,163
39,310		Danaher Corporation	9,026,362
49,861		Edwards Lifesciences Corporation (a)	4,199,792
23,680		Eli Lilly & Company	10,169,613
76,326		Gilead Sciences, Inc.	5,872,523
111,512		Merck & Company, Inc.	12,312,040
5,854		Moderna, Inc. (a)	747,614
293,467		Pfizer, Inc.	11,157,615
17,140		Vertex Pharmaceuticals, Inc. (a)	5,545,990
			73,784,774
		Industrials - 8.5%
17,205		Atkore, Inc. (a)	2,009,028
34,607		Boise Cascade Company	2,485,475
7,061		Cintas Corporation	3,333,781
6,842		Encore Wire Corporation	1,119,830
22,974		Expeditors International of Washington, Inc.	2,534,262
29,704		Exponent, Inc.	2,712,569
9,356		Forward Air Corporation	910,058
7,921		Illinois Tool Works, Inc.	1,732,560
13,649		Landstar System, Inc.	2,393,762
36,370		Matson, Inc.	2,485,162
42,214		Mueller Industries, Inc.	3,134,812
7,253		Old Dominion Freight Line, Inc.	2,251,621
34,257		Paychex, Inc.	3,594,587
31,342		Robert Half International, Inc.	2,037,857
87,650		Rollins, Inc.	3,446,398
27,314		UFP Industries, Inc.	2,133,223
21,098		United Parcel Service, Inc. - Class B	3,523,366
2,244		Watsco, Inc.	727,886
			42,566,237
		Information Technology - 25.4% (b)
30,561		Adobe, Inc. (a)	12,768,080
66,766		Apple, Inc.	11,834,274
44,211		Applied Materials, Inc.	5,893,326
25,581		Autodesk, Inc. (a)	5,100,596
18,811		Axcelis Technologies, Inc. (a)	2,963,673
16,959		Broadcom, Inc.	13,702,194
25,421		Cadence Design Systems, Inc. (a)	5,869,963
202,035		Cisco Systems, Inc.	10,035,078
25,867		Dolby Laboratories, Inc. - Class A	2,134,804
64,594		Fortinet, Inc. (a)	4,413,708
12,967		KLA Corporation	5,744,251
11,946		Kulicke and Soffa Industries, Inc.	631,704
10,291		Lam Research Corporation	6,346,460
16,792		Lattice Semiconductor Corporation (a)	1,365,358
61,821		Microchip Technology, Inc.	4,652,648
39,301		Microsoft Corporation	12,906,055
28,157		Power Integrations, Inc.	2,432,765
19,593		Qualys, Inc. (a)	2,473,812
45,869		Rambus, Inc. (a)	2,933,781
13,594		Synopsys, Inc. (a)	6,184,726
24,470		Teradyne, Inc.	2,451,649
29,119		Texas Instruments, Inc.	5,063,212
			127,902,117
		Materials - 2.9%
18,758		Alpha Metallurgical Resources, Inc.	2,531,767
35,965		CF Industries Holdings, Inc.	2,212,207
123,457		Freeport-McMoRan, Inc.	4,239,514
23,985		Louisiana-Pacific Corporation	1,403,602
11,342		Nucor Corporation	1,497,825
12,135		Southern Copper Corporation	810,254
22,038		Steel Dynamics, Inc.	2,025,292
			14,720,461
		Real Estate - 2.2%
9,902		Crown Castle, Inc.	1,121,005
185,668		eXp World Holdings, Inc.	2,857,431
16,796		Public Storage	4,758,307
79,774		Weyerhaeuser Company	2,286,323
			11,023,066
		Utilities - 1.6%
24,589		American Electric Power Company, Inc.	2,043,838
52,973		National Fuel Gas Company	2,696,855
54,082		OGE Energy Corporation	1,908,013
19,555		Otter Tail Corporation	1,451,176
			8,099,882
		TOTAL COMMON STOCKS (Cost $478,421,001)	500,642,752

SHORT-TERM INVESTMENTS - 0.3%
		Money Market Deposit Account - 0.3%
$1,297,948		U.S. Bank Money Market Deposit Account, 4.01% (c)	1,297,948
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,297,948)	1,297,948
		TOTAL INVESTMENTS - 99.9% (Cost $479,718,949)	501,940,700
		Other Assets in Excess of Liabilities - 0.1%	565,401
		NET ASSETS - 100.0%	$502,506,101

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$500,642,752	$-	$-	$500,642,752
Short-Term Investments	1,297,948	-	-	1,297,948
Total Investments in Securities	$501,940,700	$-	$-	$501,940,700
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.